Accounts and Bills Receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts and Bills Receivable, net
Schedule of accounts receivable

Accounts receivable consisted of the following:

	December 31, 2021		December 31, 2020
	RMB	US$	RMB
Accounts receivable	19,355	3,037	15,331
Less: Allowance for doubtful accounts	(182)	(28)	(485)
	19,173	3,009	14,846

Bills receivable	10,052	1,577	17,547
	29,225	4,586	32,393

Schedule of the allowance for doubtful accounts

An analysis of the allowance for doubtful accounts for 2021, 2020 and 2019 is as follows:

	December 31, 2021		December 31, 2020	December 31, 2019
	RMB	US$	RMB	RMB
Balance at beginning of year	485	76	833	1,847
Bad debt (recovery) expense	(303)	(48)	(348)	(1,014)
Write-offs	0	0	—	—

Balance at end of year	182	28	485	833